General Information	6 Months Ended
Jun. 30, 2026
Disclosure of General Information [Abstract]
General Information

Note 1—General Information

Ascendis Pharma A/S, together with its subsidiaries, is a global biopharmaceutical company focused on applying its innovative TransCon technology platform to make a meaningful difference for patients. Ascendis Pharma A/S was incorporated in 2006 and is headquartered in Hellerup, Denmark. Unless the context otherwise requires, references to the “Company,” “we,” “us,” and “our” refer to Ascendis Pharma A/S and its subsidiaries.

The address of the Company’s registered office is Tuborg Boulevard 12, DK-2900, Hellerup, Denmark. The Company’s registration number in Denmark is 29918791.

On February 2, 2015, the Company completed an initial public offering which resulted in the listing of American Depositary Shares (“ADSs”), representing the Company’s ordinary shares, under the symbol “ASND” in the United States on the Nasdaq Global Select Market. On April 20, 2026, the Company completed a mandatory exchange of all outstanding ADSs for ordinary shares resulting in the Company’s ordinary shares being listed on the Nasdaq Global Select Market. Refer to Note 4, “Significant Events in the Reporting Period” for further details.

The Company’s Board of Directors (the “Board”) approved these unaudited condensed consolidated interim financial statements on August 12, 2026.